Insurance services - Summary of Bank's Aggregate Fair Value of Assets, by Major Investment Asset Category, Supporting Separate Accounts Liabilities (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)
Fair Value, Separate Account Investment [Line Items]
Separate Account Assets	₨ 1,016,281.4	$ 11,896.1	₨ 955,416.3
Government of India securities [Member}
Fair Value, Separate Account Investment [Line Items]
Separate Account Assets	97,711.6	1,143.8	93,097.3
Other corporate/financial institution securities [Member]
Fair Value, Separate Account Investment [Line Items]
Separate Account Assets	140,430.0	1,643.8	117,615.1
Total debt securities [Member]
Fair Value, Separate Account Investment [Line Items]
Separate Account Assets	238,141.6	2,787.6	210,712.4
Other securities (including mutual fund units) [Member]
Fair Value, Separate Account Investment [Line Items]
Separate Account Assets	766,292.4	8,969.8	736,807.0
Other net current assets [Member]
Fair Value, Separate Account Investment [Line Items]
Separate Account Assets	11,847.4	$ 138.7	7,896.9
UL Life [Member]
Fair Value, Separate Account Investment [Line Items]
Separate Account Assets	821,559.8		790,711.5
UL Life [Member] | Government of India securities [Member}
Fair Value, Separate Account Investment [Line Items]
Separate Account Assets	30,908.6		39,549.7
UL Life [Member] | Other corporate/financial institution securities [Member]
Fair Value, Separate Account Investment [Line Items]
Separate Account Assets	88,265.9		74,622.2
UL Life [Member] | Total debt securities [Member]
Fair Value, Separate Account Investment [Line Items]
Separate Account Assets	119,174.5		114,171.9
UL Life [Member] | Other securities (including mutual fund units) [Member]
Fair Value, Separate Account Investment [Line Items]
Separate Account Assets	697,104.6		671,814.6
UL Life [Member] | Other net current assets [Member]
Fair Value, Separate Account Investment [Line Items]
Separate Account Assets	5,280.7		4,725.0
UL Pension [Member}
Fair Value, Separate Account Investment [Line Items]
Separate Account Assets	54,738.0		55,596.3
UL Pension [Member} | Government of India securities [Member}
Fair Value, Separate Account Investment [Line Items]
Separate Account Assets	5,813.3		7,114.1
UL Pension [Member} | Other corporate/financial institution securities [Member]
Fair Value, Separate Account Investment [Line Items]
Separate Account Assets	8,133.3		8,253.7
UL Pension [Member} | Total debt securities [Member]
Fair Value, Separate Account Investment [Line Items]
Separate Account Assets	13,946.6		15,367.8
UL Pension [Member} | Other securities (including mutual fund units) [Member]
Fair Value, Separate Account Investment [Line Items]
Separate Account Assets	40,158.2		39,955.9
UL Pension [Member} | Other net current assets [Member]
Fair Value, Separate Account Investment [Line Items]
Separate Account Assets	633.2		272.6
Group Linked [Member]
Fair Value, Separate Account Investment [Line Items]
Separate Account Assets	139,983.6		109,108.5
Group Linked [Member] | Government of India securities [Member}
Fair Value, Separate Account Investment [Line Items]
Separate Account Assets	60,989.7		46,433.5
Group Linked [Member] | Other corporate/financial institution securities [Member]
Fair Value, Separate Account Investment [Line Items]
Separate Account Assets	44,030.8		34,739.2
Group Linked [Member] | Total debt securities [Member]
Fair Value, Separate Account Investment [Line Items]
Separate Account Assets	105,020.5		81,172.7
Group Linked [Member] | Other securities (including mutual fund units) [Member]
Fair Value, Separate Account Investment [Line Items]
Separate Account Assets	29,029.6		25,036.5
Group Linked [Member] | Other net current assets [Member]
Fair Value, Separate Account Investment [Line Items]
Separate Account Assets	₨ 5,933.5		₨ 2,899.3